Summary of significant transactions - Transfer of Jyseleca Business To Alfasigma (Details) - Jyseleca business, classified as held for sale			12 Months Ended
	Dec. 30, 2023 item	Oct. 30, 2023 country	Dec. 31, 2024 EUR (€)
Summary of significant transaction
Number of positions in European countries agreed to transfer | item	400
Number of European countries in which positions has been agreed to transfer | country		14
Upfront payment received			€ 50,000,000
Potential Milestone Payments to receive			€ 120,000,000